Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines related to loan commitments of the cash advance service	¥ 156,709	¥ 141,237
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	26,558
Commitments outstanding with related parties	2,790
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	30,827
Other Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	41,336
Commitments outstanding with related parties	¥ 25,515